Consolidated Statement Of Equity - USD ($) $ in Millions	Total	General Partner [Member]	Common Unitholders [Member]	Class D Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 16,350	$ 0	$ 2,125	$ 0	$ (12)	$ 14,237
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(733)	(2)	(731)	0	0	0
Distributions to noncontrolling interest	(1,428)	0	0	0	0	(1,428)
Subsidiary unit transactions | Subsidiary units issued in certain acquisitions [Member]	0	1	506	0	0	507
Subsidiary unit transactions | Subsidiary units issued for cash [Member]	1,759	0	122	0	0	1,637
Non-cash compensation expense, net of units tendered by employees for tax withholdings	54	0	1	6	0	47
Capital contributions received from noncontrolling interest	18	0	0	0	0	18
Other, net	(35)	0	0	0	4	(39)
Conversion of Stock, Amount Converted	(41)	0	0	0	0	(41)
Deemed distribution related to SUGS Transaction	(141)	0	(141)	0	0	0
Other comprehensive income, net of tax	79	0	0	0	17	62
Net income	315	0	196	0	0	119
Balance at Dec. 31, 2013	16,279	(3)	1,066	6	9	15,201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(821)	(2)	(817)	(2)	0	0
Distributions to noncontrolling interest	(1,905)	0	0	0	0	(1,905)
Subsidiary unit transactions | Subsidiary units issued in certain acquisitions [Member]	5,815	0	211	0	0	5,604
Subsidiary unit transactions | Subsidiary units issued to Parent [Member]	0	0	99	0	0	99
Subsidiary unit transactions | Subsidiary units issued for cash [Member]	3,057	0	148	2	0	2,907
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests | Lake Charles LNG Transaction [Member]	0	2	480	0	0	(482)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(319)	0	0	0	0	(319)
Capital contributions received from noncontrolling interest	139	0	0	0	0	139
Partners' Capital Account, Unit-based Compensation	65	0	0	14	0	51
Other, net	(3)	0	30	0	0	(33)
Stock Repurchased During Period, Value	1,000	0	1,000	0	0	0
Other comprehensive income, net of tax	(117)	0	0	0	(14)	(103)
Net income	1,124	2	629	2	0	491
Balance at Dec. 31, 2014	22,314	(1)	648	22	(5)	21,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(1,090)	(3)	(1,084)	(3)	0	0
Distributions to noncontrolling interest	(2,335)	0	0	0	0	(2,335)
Subsidiary unit transactions	3,889	1	524	1	0	4,415
Capital contributions received from noncontrolling interest	875	0	0	0	0	875
Partners' Capital Account, Unit-based Compensation	70	0	0	8	0	62
Other, net	(149)	0	(118)	0	0	(31)
Stock Repurchased During Period, Value	1,064	0	1,064	0	0	0
Conversion of Stock, Amount Converted	0	0	7	(7)	0	0
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	(65)	0	0	0	0	(65)
Other comprehensive income, net of tax	60	0	0	0	5	55
Net income	1,093	3	1,183	3	0	(96)
Balance at Dec. 31, 2015	$ 23,598	$ (2)	$ (952)	$ 22	$ 0	$ 24,530